Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$29.9	$37.5
Goods in process	49.7	48.1
Finished goods	42.5	42.5
Total inventories	$122.1	$128.1